SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Statement [Line Items]
Common Shares Issued	5,360,300		14,000,000
Gross Proceeds On Cash Commission	$ 99		$ 31
Issuance shares costs	255
Net proceeds from cash commission	$ 3,498
Issuance of fair value			15
Cash commission	2.75%
Proceeds from gross prospectus supplement	$ 3,597
Fair Value Of Stock Options Granted, Share-based Payments	$ 783	$ 504
Restricted Share Units	1,878,320	1,799,000
Weighted Average Fair Value Per Share	$ 1.11	$ 1.11
Share-based Payments for fair value	$ 1,026	$ 870	$ 13,650
Share Capital Three [Member]
Statement [Line Items]
Common shares issued upon exercise of RSUs			982,879
Share capital			$ 899
Share Capital Two [Member]
Statement [Line Items]
Issued common shares upon exercise of RSUs	1,005,333
Common shares issued carrying value of RSUs exercised	$ 1,019
Share Capital [Member]
Statement [Line Items]
Stock option exercise			48,000
Share capital acquisition costs	$ 980		$ 46
Issuance of common shares for service	1,075,000		48,000